UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03379
PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as specified in charter)
600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)
MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2024

Date of reporting period:	July 31, 2024
Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule
30e-1
under the Investment Company Act of 1940 (17 CFR
270.30e-1).
The Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Semi-Annual Shareholder Report for each share class in each Portfolio of Permanent Portfolio Family of Funds (“Registrant”) is included herein.
Permanent Portfolio
®
Class A — PRPDX
Class C — PRPHX
Class I — PRPFX
Short-Term Treasury Portfolio
Class I — PRTBX
Versatile Bond Portfolio
Class A — PRVDX
Class C — PRVHX
Class I — PRVBX
Aggressive Growth Portfolio
Class A — PAGDX
Class C — PAGHX
Class I — PAGRX

PERMANENT PORTFOLIO ®
CLASS A SHARES (PRPDX)

Semi-Annual Shareholder Report (July 31, 2024)
This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of January 31, 2024 to July 31, 2024. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class A shares (PRPDX)	$56	.56%

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$3,376,855,475

Total number of Portfolio holdings	175

Portfolio turnover rate as of end of reporting period	12.87%

1

What is the Portfolio invested in?
The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2024.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.
Distributed by Quasar Distributors, LLC

2

PERMANENT PORTFOLIO ®
CLASS C SHARES (PRPHX)

Semi-Annual Shareholder Report (July 31, 2024)
This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of January 31, 2024 to July 31, 2024. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class C shares (PRPHX)	$96	.96%

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$3,376,855,475

Total number of Portfolio holdings	175

Portfolio turnover rate as of end of reporting period	12.87%

1

What is the Portfolio invested in?
The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2024.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.
Distributed by Quasar Distributors, LLC

2

PERMANENT PORTFOLIO ®
CLASS I SHARES (PRPFX)

Semi-Annual Shareholder Report (July 31, 2024)
This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of January 31, 2024 to July 31, 2024. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class I shares (PRPFX)	$43	.43%

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$3,376,855,475

Total number of Portfolio holdings	175

Portfolio turnover rate as of end of reporting period	12.87%

1

What is the Portfolio invested in?
The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2024.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.
Distributed by Quasar Distributors, LLC

2

SHORT-TERM TREASURY PORTFOLIO
CLASS I SHARES (PRTBX)

Semi-Annual Shareholder Report (July 31, 2024)
This Semi-Annual Shareholder Report contains important information about the Short-Term Treasury Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Treasury Portfolio—Class I shares (PRTBX)	$33	.33%

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$11,457,469

Total number of Portfolio holdings	9

Portfolio turnover rate as of end of reporting period	20.64%

1

What is the Portfolio invested in?
The following pie chart shows Short-Term Treasury Portfolio’s investment holdings by months to maturity, as a percentage of investments as of July 31, 2024.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.
Distributed by Quasar Distributors, LLC

2

VERSATILE BOND PORTFOLIO
CLASS A SHARES (PRVDX)

Semi-Annual Shareholder Report (July 31, 2024)
This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class A shares (PRVDX)	$46	.46%

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$97,110,356

Total number of Portfolio holdings	80

Portfolio turnover rate as of end of reporting period	17.12%

1

What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2024. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.
Distributed by Quasar Distributors, LLC

2

VERSATILE BOND PORTFOLIO
CLASS C SHARES (PRVHX)

Semi-Annual Shareholder Report (July 31, 2024)
This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class C shares (PRVHX)	$83	.83%

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$97,110,356

Total number of Portfolio holdings	80

Portfolio turnover rate as of end of reporting period	17.12%

1

What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2024. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.
Distributed by Quasar Distributors, LLC

2

VERSATILE BOND PORTFOLIO
CLASS I SHARES (PRVBX)

Semi-Annual Shareholder Report (July 31, 2024)
This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class I shares (PRVBX)	$33	.33%

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$97,110,356

Total number of Portfolio holdings	80

Portfolio turnover rate as of end of reporting period	17.12%

1

What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2024. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.
Distributed by Quasar Distributors, LLC

2

AGGRESSIVE GROWTH PORTFOLIO
CLASS A SHARES (PAGDX)

Semi-Annual Shareholder Report (July 31, 2024)
This Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class A shares (PAGDX)	$81	.81%

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$41,465,129

Total number of Portfolio holdings	36

Portfolio turnover rate as of end of reporting period	—%

1

What is the Portfolio invested in?
The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2024.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.
Distributed by Quasar Distributors, LLC

2

AGGRESSIVE GROWTH PORTFOLIO
CLASS C SHARES (PAGHX)

Semi-Annual Shareholder Report (July 31, 2024)
This Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class C shares (PAGHX)	$81	.81%

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$41,465,129

Total number of Portfolio holdings	36

Portfolio turnover rate as of end of reporting period	—%

1

What is the Portfolio invested in?
The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2024.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.
Distributed by Quasar Distributors, LLC

2

AGGRESSIVE GROWTH PORTFOLIO
CLASS I SHARES (PAGRX)

Semi-Annual Shareholder Report (July 31, 2024)
This Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class I shares (PAGRX)	$67	.67%

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$41,465,129

Total number of Portfolio holdings	36

Portfolio turnover rate as of end of reporting period	—%

1

What is the Portfolio invested in?
The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2024.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.
Distributed by Quasar Distributors, LLC

2

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 7.

Item 7. Financial Statements and Financial Highlights For Open-End Management Investment Companies.

The Semi-Annual Financial Statements and Other Information of the Registrant for the six months ended July 31, 2024 is included herein.

Semi-Annual Financial Statements and Other Information Six Months Ended July 31, 2024

Permanent Portfolio®

Class A — PRPDX | Class C — PRPHX | Class I — PRPFX

Short-Term Treasury Portfolio

Class I — PRTBX

Versatile Bond Portfolio

Class A — PRVDX | Class C — PRVHX | Class I — PRVBX

Aggressive Growth Portfolio

Class A — PAGDX | Class C — PAGHX | Class I — PAGRX

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2024 Permanent Portfolio Family of Funds. All rights reserved.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2024 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 22.21% of Total Net Assets
	217,320 Troy Oz.	Gold bullion (a)	$527,325,791
	90,000 Coins	One-ounce gold coins (a)	222,553,000

		Total Gold Assets (identified cost $328,396,837)	$749,878,791

		SILVER ASSETS — 5.16% of Total Net Assets
	6,058,176 Troy Oz.	Silver bullion (a)	$174,342,194

		Total Silver Assets (identified cost $92,215,771)	$174,342,194

Principal Amount
		SWISS FRANC ASSETS — 7.79% of Total Net Assets
CHF	500,164	Swiss franc deposits	$569,824

CHF	70,000,000	1.500% Swiss Confederation Bonds, 07-24-25	$80,231,843
CHF	65,000,000	1.250% Swiss Confederation Bonds, 05-28-26	74,841,641
CHF	15,000,000	3.250% Swiss Confederation Bonds, 06-27-27	18,387,924
CHF	80,000,000	.514% Swiss Confederation Bonds, 06-22-29 (b)	88,879,521

		Total Swiss Confederation bonds	$262,340,929

		Total Swiss Franc Assets (identified cost $246,400,512)	$262,910,753

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 17.79% of Total Net Assets

		NATURAL RESOURCES — 8.97% of Total Net Assets
	180,000	APA Corporation	$5,614,200
	160,000	BHP Group, Ltd. (c)	8,884,800
	2,000,000	Birchcliff Energy, Ltd.	8,660,000
	160,000	BP, p.l.c. (c)	5,662,400
	500,000	Cameco Corporation	22,745,000
	320,000	Canadian Natural Resources Ltd.	11,353,600
	150,000	Chevron Corporation	24,070,500
	150,000	ConocoPhillips	16,680,000
	350,000	Devon Energy Corporation	16,460,500
	150,000	Exxon Mobil Corporation	17,788,500
	2,100,000	Freeport-McMoRan, Inc.	95,361,000
	350,000	Murphy Oil Corporation	14,483,000
	135,000	Nutrien, Ltd.	6,912,000
	180,000	Occidental Petroleum Corporation	10,947,600
	100,000	Occidental Petroleum Corporation warrants (a)	3,895,000
	180,000	Ovintiv, Inc.	8,359,200
	160,000	Rio Tinto p.l.c (c)	10,425,600
	500,000	South32 Limited (c)	5,030,000
	200,000	Vale S.A. (c)	2,170,000
	175,000	Viper Energy Partners LP	7,467,250

			$302,970,150

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2024 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 8.82% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$2,463,750
40,000	American Tower Corporation	8,816,000
60,000	AvalonBay Communities, Inc.	12,295,200
60,000	Boston Properties, Inc.	4,278,600
200,000	Centerspace	13,966,000
75,000	Digital Realty Trust, Inc.	11,211,750
60,000	Essex Property Trust, Inc.	16,701,600
100,000	Federal Realty Investment Trust	11,165,000
150,000	Highwoods Properties, Inc.	4,645,500
300,000	Kimco Realty Corporation	6,519,000
400,000	Outfront Media, Inc.	6,488,000
150,000	Prologis, Inc.	18,907,500
125,000	Regency Centers Corporation	8,417,500
100,000	Simon Property Group, Inc.	15,344,000
165,000	Texas Pacific Land Corporation	139,408,500
125,000	UDR, Inc.	5,008,750
250,000	UMH Properties, Inc.	4,440,000
100,000	Vornado Realty Trust	2,999,000
150,000	Weyerhaeuser Company	4,764,000

		$297,839,650

	Total Real Estate and Natural Resource Stocks (identified cost $310,539,817)	$600,809,800

	AGGRESSIVE GROWTH STOCKS — 18.75% of Total Net Assets

	AEROSPACE — .88% of Total Net Assets
55,000	Lockheed Martin Corporation	$29,805,600

		$29,805,600

	CHEMICALS — .58% of Total Net Assets
55,000	Air Products & Chemicals, Inc.	$14,511,750
55,000	Albemarle Corporation	5,151,850

		$19,663,600
	COMPUTER SOFTWARE & SERVICES — 1.60% of Total Net Assets
55,000	Autodesk, Inc. (a)	$13,613,600
1,500,000	Palantir Technologies, Inc. Class A (a)	40,335,000

		$53,948,600
	ELECTRICAL EQUIPMENT & ELECTRONICS — 3.91% of Total Net Assets
200,000	Broadcom, Inc.	$32,136,000
200,000	Intel Corporation	6,148,000
800,000	NVIDIA Corporation	93,616,000

		$131,900,000
	ENERGY SERVICES & PROCESSING — .63% of Total Net Assets
200,000	HF Sinclair Corporation	$10,294,000
75,000	Phillips 66	10,911,000

		$21,205,000
	ENGINEERING & CONSTRUCTION — .90% of Total Net Assets
175,000	Fluor Corporation (a)	$8,417,500
125,000	Lennar Corporation Class A	22,116,250

		$30,533,750

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2024 (Unaudited)

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE — 2.45% of Total Net Assets
65,000	Disney (Walt) Company	$6,089,850
150,000	Meta Platforms, Inc. Class A	71,224,500
65,000	Wynn Resorts, Ltd. (a)	5,383,300

		$82,697,650
	FINANCIAL SERVICES — 1.64% of Total Net Assets
300,000	Affirm Holdings, Inc. Class A (a)	$8,487,000
175,000	Morgan Stanley	18,061,750
175,000	Schwab (Charles) Corporation	11,408,250
50,000	State Street Corporation	4,248,500
50,000	Visa, Inc. Class A	13,283,500

		$55,489,000
	MANUFACTURING — 1.83% of Total Net Assets
60,000	Agilent Technologies, Inc.	$8,484,000
60,000	Illinois Tool Works, Inc.	14,836,800
60,000	IPG Photonics Corporation (a)	4,824,000
60,000	Parker-Hannifin Corporation	33,669,600

		$61,814,400
	MATERIALS — .48% of Total Net Assets
100,000	Nucor Corporation	$16,294,000

		$16,294,000
	PHARMACEUTICALS — .54% of Total Net Assets
55,000	Amgen, Inc.	$18,285,850

		$18,285,850
	RETAIL — 1.80% of Total Net Assets
55,000	Costco Wholesale Corporation	$45,210,000
100,000	Williams-Sonoma, Inc.	15,468,000

		$60,678,000
	TRANSPORTATION — 1.51% of Total Net Assets
150,000	Canadian Pacific Kansas City Limited	$12,573,000
55,000	FedEx Corporation	16,623,750
75,000	Ryder System, Inc.	10,512,000
175,000	Uber Technologies, Inc. (a)	11,282,250

		$50,991,000

	Total Aggressive Growth Stocks (identified cost $192,173,060)	$633,306,450

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 27.55% of Total Net Assets

	CORPORATE BONDS — 25.72% of Total Net Assets

	AEROSPACE — .22% of Total Net Assets
$7,500,000	2.930% Northrop Grumman Corporation, 01-15-25	$7,414,043

		$7,414,043
	CHEMICALS — 1.02% of Total Net Assets
10,000,000	4.650% Albemarle Corporation, 06-01-27	$9,924,235
10,000,000	5.150% FMC Corporation, 05-18-26	10,015,205
7,500,000	3.750% RPM International, Inc., 03-15-27	7,283,411
7,500,000	3.600% Westlake Corporation, 08-15-26	7,319,269

		$34,542,120
	COMPUTER SOFTWARE & SERVICES — .99% of Total Net Assets
33,500,000	4.750% Trimble, Inc., 12-01-24	$33,321,948

		$33,321,948
	CONSUMER PRODUCTS — 4.18% of Total Net Assets
25,000,000	3.222% B.A.T. Capital Corporation, 08-15-24	$24,977,762
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	14,902,965
10,000,000	7.125% Conagra Brands, Inc., 10-01-26	10,469,005
20,000,000	3.500% Imperial Brands, p.l.c., 07-26-26 (d)	19,353,850
11,070,000	2.250% Mondelez International Holdings Netherlands B.V., 09-19-24 (d)	11,010,167
2,810,000	.750% Mondelez International Holdings Netherlands B.V., 09-24-24 (d)	2,787,691
30,000,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (d)	26,557,305
15,000,000	3.500% Smucker (J. M.) Company, 03-15-25	14,805,023
5,000,000	3.375% Smucker (J. M.) Company, 12-15-27	4,809,265
11,500,000	2.250% Suntory Holdings, Ltd., 10-16-24 (d)	11,416,964

		$141,089,997
	ELECTRICAL EQUIPMENT & ELECTRONICS — .37% of Total Net Assets
12,500,000	4.625% Avnet, Inc., 04-15-26	$12,386,219

		$12,386,219
	ENGINEERING & CONSTRUCTION — 1.01% of Total Net Assets
17,500,000	2.500% D.R. Horton, Inc., 10-15-24	$17,383,739
9,313,000	4.750% Lennar Corporation, 11-29-27	9,316,059
7,500,000	5.500% PulteGroup, Inc., 03-01-26	7,540,793

		$34,240,591
	ENTERTAINMENT & LEISURE — .07% of Total Net Assets
2,035,000	7.625% Disney (Walt) Company, 11-30-28	$2,260,215

		$2,260,215
	FINANCIAL SERVICES — 3.32% of Total Net Assets
7,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$7,365,555
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	7,562,989
7,500,000	4.250% Associated Banc-Corp, 01-15-25	7,486,237
7,500,000	3.375% Citadel Finance, LLC, 03-09-26 (d)	7,217,115
10,000,000	3.750% Intercontinental Exchange, Inc., 12-01-25	9,855,145
15,000,000	4.875% Janus Henderson Holdings, Inc., 08-01-25	14,922,892
15,000,000	4.700% Key Bank, N.A., 01-26-26	14,818,320
15,000,000	5.400% Manufacturers & Traders Trust Company, 11-21-25	15,041,273
5,000,000	4.875% Mastercard, Inc., 05-09-34	5,068,367
8,090,000	2.250% Regions Financial Corporation, 05-18-25	7,884,660
15,000,000	.700% UBS Group, AG, 08-09-24 (d)	14,981,460

		$112,204,013

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount		Market Value
	INSURANCE — 1.52% of Total Net Assets
$15,000,000	3.625% Alleghany Corporation, 05-15-30	$14,250,172
5,000,000	4.500% Brown & Brown, Inc., 03-15-29	4,917,090
6,785,000	4.500% Horace Mann Educators Corporation, 12-01-25	6,687,751
15,000,000	4.350% Kemper Corporation, 02-15-25	14,895,000
7,500,000	4.400% Mercury General Corporation, 03-15-27	7,323,683
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (d)	3,418,329

		$51,492,025
	MANUFACTURING — 1.31% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (d)	$14,377,200
10,000,000	4.625% Kennametal, Inc., 06-15-28	9,912,170
10,000,000	4.550% Keysight Technologies, Inc., 10-30-24	9,961,950
10,000,000	4.600% Keysight Technologies, Inc., 04-06-27	9,943,700

		$44,195,020
	MATERIALS— .95% of Total Net Assets
8,702,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$7,725,744
7,500,000	2.400% Steel Dynamics, Inc., 06-15-25	7,303,125
7,250,000	4.500% Vulcan Materials Company, 04-01-25	7,199,943
10,000,000	3.000% WRKCO, Inc., 09-15-24	9,960,925

		$32,189,737
	NATURAL RESOURCES — 2.94% of Total Net Assets
7,500,000	4.875% BHP Billiton Finance (USA) Limited, 02-27-26	$7,502,047
5,250,000	3.900% Cimarex Energy Company, 05-15-27	4,823,081
5,000,000	4.375% Cimarex Energy Company, 03-15-29	4,559,297
4,500,000	3.900% Coterra Energy, Inc., 05-15-27	4,387,714
10,000,000	5.875% Devon Energy Corporation, 06-15-28	10,130,480
10,000,000	4.050% Mosaic (The) Company, 11-15-27	9,784,170
7,500,000	3.000% Nutrien, Ltd., 04-01-25	7,381,725
7,500,000	4.000% Nutrien, Ltd., 12-15-26	7,343,269
17,500,000	5.650% Ovintiv, Inc., 05-15-25	17,510,063
15,000,000	5.375% Ovintiv, Inc., 01-01-26	15,027,525
6,000,000	4.125% Parsley Energy, LLC, 02-15-28 (d)	5,808,294
5,000,000	3.800% Yara International ASA, 06-06-26 (d)	4,893,750

		$99,151,415
	PHARMACEUTICALS — .34% of Total Net Assets
5,000,000	6.800% Bristol-Myers Squibb Company, 11-15-26	$5,223,579
6,500,000	3.250% EMD Finance, LLC, 03-15-25 (d)	6,409,553

		$11,633,132

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 4.29% of Total Net Assets
$5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	$4,622,630
5,000,000	3.500% Camden Property Trust, 09-15-24	4,984,065
7,500,000	5.850% Camden Property Trust, 11-03-26	7,673,647
7,500,000	4.100% Camden Property Trust, 10-15-28	7,317,855
11,000,000	2.000% COPT Defense Properties, 01-15-29	9,569,895
15,000,000	3.125% Cubesmart, L.P., 09-01-26	14,446,260
5,000,000	2.625% Equinix, Inc., 11-18-24	4,956,883
5,000,000	1.250% Federal Realty Investment Trust, 02-15-26	4,718,533
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	7,159,830
10,000,000	3.850% Kimco Realty Corporation, 06-01-25	9,841,415
5,000,000	3.600% Regency Centers, L.P., 02-01-27	4,865,075
5,145,000	4.125% Regency Centers, L.P., 03-15-28	5,029,127
7,500,000	3.700% Regency Centers, L.P., 6-15-30	7,040,374
15,000,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	14,898,870
12,500,000	3.625% Site Centers Corporation, 02-01-25	12,406,212
17,500,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	15,586,690
10,000,000	2.950% UDR, Inc., 09-01-26	9,587,125

		$144,704,486
	RETAIL — 1.01% of Total Net Assets
7,500,000	1.750% Advance Auto Parts, Inc., 10-01-27	$6,641,820
15,000,000	3.500% AutoNation, Inc., 11-15-24	14,896,012
5,000,000	4.500% AutoNation, Inc., 10-01-25	4,944,190
7,500,000	4.750% Starbucks Corporation, 02-15-26	7,492,410

		$33,974,432
	TRANSPORTATION — 1.67% of Total Net Assets
7,500,000	2.875% Canadian Pacific Kansas City Limited, 11-15-29	$6,862,462
5,000,000	3.350% CSX Corporation, 11-01-25	4,903,753
10,000,000	4.250% CSX Corporation, 03-15-29	9,892,960
7,500,000	3.875% Hunt (J.B.) Transport Services, Inc., 03-01-26	7,380,019
14,500,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (d)	14,344,132
7,500,000	2.500% Ryder System, Inc., 09-01-24	7,474,969
6,000,000	1.750% Ryder System, Inc., 09-01-26	5,628,663

		$56,486,958
	UTILITIES — .51% of Total Net Assets
10,000,000	5.200% National Fuel Gas Company, 07-15-25	$9,989,650
7,500,000	3.300% Xcel Energy, Inc., 06-01-25	7,370,602

		$17,360,252

		$868,646,603

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 1.83% of Total Net Assets
$12,500,000	United States Treasury bills 5.356%, 09-10-24 (b)	$12,427,075
15,000,000	United States Treasury bills 5.300%, 11-05-24 (b)	14,795,959
15,000,000	United States Treasury bills 5.125%, 01-23-25 (b)	14,644,417
10,000,000	United States Treasury bonds 1.125%, 01-15-25	9,822,962
10,000,000	United States Treasury bonds 4.875%, 04-30-26	10,085,423

		$61,775,836

	Total Dollar Assets (identified cost $940,397,045)	$930,422,439

	Total Portfolio — 99.25% of total net assets (identified cost $2,110,123,042) (e)	$3,351,670,427
	Other assets, less liabilities (.75% of total net assets)	25,185,048

	Net assets applicable to outstanding shares	$3,376,855,475

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Sponsored American Depositary Receipt (ADR).

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, these securities amounted to $142,575,810, or 4.22% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

SHORT-TERM TREASURY PORTFOLIO

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.02% of Total Net Assets
$750,000	United States Treasury bills 4.964%, 08-15-24 (a)	$748,473
1,400,000	United States Treasury notes 1.250%, 08-31-24	1,394,997
1,500,000	United States Treasury notes .625%, 10-15-24	1,486,012
1,300,000	United States Treasury notes 1.500%, 10-31-24	1,287,890
1,500,000	United States Treasury notes 1.375%, 01-31-25	1,472,955
1,400,000	United States Treasury notes 2.625%, 04-15-25	1,378,096
1,300,000	United States Treasury notes 4.125%, 06-15-26	1,295,676
1,350,000	United States Treasury notes 1.500%, 08-15-26	1,277,774
1,000,000	United States Treasury notes 4.250%, 03-15-27	1,003,405

	Total Portfolio — 99.02% of total net assets (identified cost $11,371,880)(b)	$11,345,278
	Other assets, less liabilities (.98% of total net assets)	112,191

	Net assets applicable to outstanding shares	$11,457,469

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 88.49% of Total Net Assets

	AEROSPACE— 1.00% of Total Net Assets
$1,000,000	4.200% Hexcel Corporation, 02-15-27	$974,572

		$974,572
	CHEMICALS — 2.02% of Total Net Assets
1,000,000	3.200% FMC Corporation, 10-01-26	$960,264
1,000,000	.875% Westlake Corporation, 08-15-24	997,981

		$1,958,245
	COMPUTER SOFTWARE & SERVICES — 3.56% of Total Net Assets
500,000	1.000% Fortinent, Inc., 03-15-26	$469,392
3,000,000	4.750% Trimble, Inc., 12-01-24	2,984,055

		$3,453,447
	CONSUMER PRODUCTS — 12.28% of Total Net Assets
2,500,000	3.222% B.A.T. Capital Corporation, 08-15-24	$2,497,776
1,000,000	7.125% Conagra Brands, Inc., 10-01-26	1,046,901
4,750,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	4,596,539
500,000	3.350% Johnson (S.C.) & Son, Inc., 09-30-24 (a)	497,840
370,000	.875% Mars, Inc., 07-16-26 (a)	343,792
1,000,000	3.500% Smucker (J. M.) Company, 03-15-25	987,002
1,000,000	3.375% Smucker (J. M.) Company, 12-15-27	961,853
1,000,000	2.250% Suntory Holdings, Ltd., 10-16-24 (a)	992,779

		$11,924,482
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.28% of Total Net Assets
1,250,000	4.625% Avnet, Inc., 04-15-26	$1,238,622

		$1,238,622
	ENERGY SERVICES & PROCESSING — 8.10% of Total Net Assets
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	$5,233,159
820,000	5.625% Hess Midstream Operations, LP, 02-15-26 (a)	814,875
564,000	5.875% HF Sinclair Corporation, 04-01-26	568,615
1,250,000	5.000% Oneok, Inc., 03-01-26	1,249,239

		$7,865,888
	ENGINEERING & CONSTRUCTION — 1.04% of Total Net Assets
1,000,000	5.500% PulteGroup, Inc., 03-01-26	$1,005,439

		$1,005,439
	FINANCIAL SERVICES — 8.19% of Total Net Assets
1,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$982,074
997,500	6.500% B. Riley Financial, Inc., 09-30-26	762,090
2,500,000	4.700% Key Bank, N.A., 01-26-26	2,469,720
375,000	4.625% KKR Group Finance Company IX, LLC, 04-01-61	288,750
3,000,000	2.900% Manufactuers & Traders Trust Company, 02-06-25	2,952,377
500,000	5.900% PNC Bank, N.A., 04-01-26	500,628

		$7,955,639

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount		Market Value
	INSURANCE — 13.21% of Total Net Assets
$500,000	4.200% Brown & Brown, Inc., 09-15-24	$498,960
1,500,000	4.500% Brown & Brown, Inc., 03-15-29	1,475,127
2,000,000	4.550% Globe Life, Inc., 09-15-28	1,940,095
2,750,000	4.500% Horace Mann Educators Corporation, 12-01-25	2,710,584
3,000,000	4.350% Kemper Corporation, 02-15-25	2,979,000
1,000,000	3.750% Loews Corporation, 04-01-26	982,323
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,708,860
750,000	7.450% Phoenix Companies, Inc., 01-15-32	532,500

		$12,827,449
	MANUFACTURING — 7.27% of Total Net Assets
375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$332,100
3,000,000	4.625% Kennametal, Inc., 06-15-28	2,973,651
1,000,000	4.550% Keysight Technologies, Inc., 10-30-24	996,195
2,000,000	4.600% Keysight Technologies, Inc., 04-06-27	1,988,740
750,000	5.600% Nordson Corporation, 09-15-28	771,925

		$7,062,611
	MATERIALS — 1.02% of Total Net Assets
1,000,000	2.800% Steel Dynamics, Inc., 12-15-24	$989,375

		$989,375
	NATURAL RESOURCES — 8.05% of Total Net Assets
1,000,000	3.900% Cimarex Energy Company, 05-15-27	$918,682
500,000	1.625% Glencore Funding, LLC, 09-01-25 (a)	480,243
3,000,000	5.650% Ovintiv, Inc., 05-15-25	3,001,725
1,000,000	5.375% Ovintiv, Inc., 01-01-26	1,001,835
2,500,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	2,420,122

		$7,822,607
	REAL ESTATE— 13.41% of Total Net Assets
1,250,000	4.100% Camden Property Trust, 10-15-28	$1,219,643
1,100,000	2.000% COPT Defense Properties, 01-15-29	956,990
1,250,000	3.125% Cubesmart, L.P., 09-01-26	1,203,855
750,000	2.250% Cubesmart, L.P., 12-15-28	674,775
538,000	3.375% Duke Realty, L.P., 12-15-27	503,706
500,000	7.600% First Industrial, L.P., 07-15-28	534,503
1,250,000	3.850% Kimco Realty Corporation, 06-01-25	1,230,177
1,250,000	3.250% Kimco Realty Corporation, 08-15-26	1,204,337
500,000	1.900% Kimco Realty Corporation, 03-01-28	453,932
1,000,000	3.600% Regency Centers, L.P., 02-01-27	973,015
1,000,000	3.700% Regency Centers, L.P., 06-15-30	938,716
2,250,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	2,234,831
1,000,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	890,668

		$13,019,148
	RETAIL — 2.56% of Total Net Assets
2,500,000	3.500% AutoNation, Inc., 11-15-24	$2,482,669

		$2,482,669
	TRANSPORTATION — 2.23% of Total Net Assets
1,083,000	6.700% Burlington Northern Santa Fe, LLC, 08-01-28	$1,169,770
500,000	4.250% CSX Corporation, 03-15-29	494,648
500,000	2.500% Ryder System, Inc., 09-01-24	498,331

		$2,162,749

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount		Market Value
	UTILITIES — 1.45% of Total Net Assets
$498,000	3.600% Eastern Gas Transmission & Storage, Inc., 12-15-24	$492,903
500,000	7.375% National Fuel Gas Company, 06-13-25	506,447
415,000	3.508% Niagara Mohawk Power Corporation, 10-01-24 (a)	413,006

		$1,412,356
	WASTE & ENVIRONMENTAL SERVICES — 1.82% of Total Net Assets
1,750,000	4.875% Republic Services, Inc., 04-01-29	$1,768,372

		$1,768,372

	Total Corporate Bonds (identified cost $87,677,552)	$85,923,670

Number of Shares
	PREFERRED STOCKS — 10.02% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.47% of Total Net Assets
45,000	7.125% DigitalBridge Group, Inc., Preferred Class H (c)	$1,014,750
45,000	7.125% DigitalBridge Group, Inc., Preferred Class J (c)	1,036,800
20,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (c)	345,200

		$2,396,750
	FINANCIAL SERVICES — 3.91% of Total Net Assets
15,000	5.625% Associated Banc-Corp, Preferred Class F (d)	$304,800
50,000	5.000% Capital One Financial Corporation, Preferred Class I (d)	976,500
40,721	7.875% Compass Diversified Holdings, Preferred Class C (c)	1,014,360
10,000	2.900% Manufacturers & Traders Trust Company, Preferred Class J (d)	263,100
15,000	6.000% Merchants Bancorp, Preferred Class C (d)	320,550
15,000	4.450% Schwab (Charles) Corporation, Preferred Class J (d)	302,700
37,500	4.875% WaFD, Inc., Preferred Class A (d)	618,750

		$3,800,760
	INSURANCE — .43% of Total Net Assets
500,000	6.500% SBL Holdings, Inc., Perpetual Hybrid Subordinated (a)(c)(e)	$417,500

		$417,500
	REAL ESTATE — 3.21% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (c)	$983,700
65,000	6.250% Regency Centers Corporation, Preferred Class A (c)	1,436,500
30,000	5.875% Regency Centers Corporation, Preferred Class B (c)	697,500

		$3,117,700

	Total Preferred Stocks (identified cost $10,963,526)	$9,732,710

Principal Amount
	UNITED STATES TREASURY SECURITIES — .51% of Total Net Assets
500,000	United States Treasury bills 4.964%, 08-15-24 (f)	$498,982

	Total United States Treasury Securities (identified cost $498,972)	$498,982

	Total Portfolio — 99.02% of total net assets (identified cost $99,140,050) (g)	$96,155,362
	Other assets, less liabilities (.98% of total net assets)	954,994

	Net assets applicable to outstanding shares	$97,110,356

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2024 (Unaudited)

Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, these securities amounted to $10,976,696, or 11.30% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

(b) Convertible security.
(c) Cumulative, perpetual preferred stock.
(d) Non-cumulative, perpetual preferred stock.
(e) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of July 31, 2024.
(f) Interest rate represents yield to maturity.
(g) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

July 31, 2024 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 97.40% of Total Net Assets

	AEROSPACE — 3.92% of Total Net Assets
3,000	Lockheed Martin Corporation	$1,625,760

		$1,625,760
	CHEMICALS — 3.04% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$791,550
5,000	Albemarle Corporation	468,350

		$1,259,900
	COMPUTER SOFTWARE & SERVICES — 6.66% of Total Net Assets
3,000	Autodesk, Inc. (a)	$742,560
75,000	Palantir Technologies, Inc. Class A (a)	2,016,750

		$2,759,310
	ELECTRICAL EQUIPMENT & ELECTRONICS — 25.42% of Total Net Assets
20,000	Broadcom, Inc.	$3,213,600
10,000	Intel Corporation	307,400
60,000	NVIDIA Corporation	7,021,200

		$10,542,200
	ENERGY SERVICES & PROCESSING — 1.86% of Total Net Assets
15,000	HF Sinclair Corporation	$772,050

		$772,050
	ENGINEERING & CONSTRUCTION — 3.29% of Total Net Assets
10,000	Fluor Corporation (a)	$481,000
5,000	Lennar Corporation Class A	884,650

		$1,365,650
	ENTERTAINMENT & LEISURE — 7.85% of Total Net Assets
5,000	Disney (Walt) Company	$468,450
5,000	Meta Platforms, Inc. Class A	2,374,150
5,000	Wynn Resorts, Ltd. (a)	414,100

		$3,256,700
	FINANCIAL SERVICES — 8.03% of Total Net Assets
15,000	Affirm Holdings, Inc. Class A (a)	$424,350
10,000	Morgan Stanley	1,032,100
10,000	Schwab (Charles) Corporation	651,900
5,000	State Street Corporation	424,850
3,000	Visa, Inc. Class A	797,010

		$3,330,210
	MANUFACTURING — 7.99% of Total Net Assets
4,000	Agilent Technologies, Inc.	$565,600
3,000	Illinois Tool Works, Inc.	741,840
4,000	IPG Photonics Corporation (a)	321,600
3,000	Parker-Hannifin Corporation	1,683,480

		$3,312,520
	MATERIALS — 1.18% of Total Net Assets
3,000	Nucor Corporation	$488,820

		$488,820

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

July 31, 2024 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 11.61% of Total Net Assets
100,000	Birchcliff Energy, Ltd.	$433,000
75,000	Freeport-McMoRan, Inc.	3,405,750
10,000	Nutrien, Ltd.	512,000
10,000	Ovintiv, Inc.	464,400

		$4,815,150
	PHARMACEUTICALS — 2.41% of Total Net Assets
3,000	Amgen, Inc.	$997,410

		$997,410
	RETAIL — 7.70% of Total Net Assets
2,000	Costco Wholesale Corporation	$1,644,000
10,000	Williams-Sonoma, Inc.	1,546,800

		$3,190,800
	TRANSPORTATION — 6.44% of Total Net Assets
5,000	Canadian Pacific Kansas City Limited	$419,100
3,000	FedEx Corporation	906,750
5,000	Ryder System, Inc.	700,800
10,000	Uber Technologies, Inc. (a)	644,700

		$2,671,350

	Total Aggressive Growth Stocks (identified cost $11,000,585)	$40,387,830

Principal Amount
	UNITED STATES TREASURY SECURITIES — 2.40% of Total Net Assets
$1,000,000	United States Treasury bills 5.151%, 08-29-24 (b)	$995,924

	Total United States Treasury Securities (identified cost $995,924)	$995,924

	Total Portfolio — 99.80% of total net assets (identified cost $11,996,509) (c)	$41,383,754
	Other assets, less liabilities (.20% of total net assets)	81,375

	Net assets applicable to outstanding shares	$41,465,129

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2024 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $328,396,837; $—; $— and $—, respectively)	$749,878,791	$—	$—	$—
Silver assets (identified cost $92,215,771; $—; $— and $—, respectively)	174,342,194	—	—	—
Swiss franc deposits (identified cost $566,052; $—; $— and $—, respectively)	569,824	—	—	—

	924,790,809	—	—	—
Swiss franc bonds	262,340,929	—	—	—
Real estate and natural resource stocks	600,809,800	—	—	—
Aggressive growth stocks	633,306,450	—	—	40,387,830
Corporate bonds	868,646,603	—	85,923,670	—
Preferred stocks	—	—	9,732,710	—
United States Treasury securities	61,775,836	11,345,278	498,982	995,924

Total investments (identified cost $2,110,123,042; $11,371,880; $99,140,050 and $11,996,509, respectively)	3,351,670,427	11,345,278	96,155,362	41,383,754
Cash	8,366,039	53,082	4,994	—
Accounts receivable for shares of the portfolio sold	3,709,394	6,211	109,469	175,343
Accrued dividends receivable	799,725	—	—	35,450
Accrued interest receivable	9,065,396	58,203	928,267	—
Accrued foreign taxes receivable	6,784,718	—	—	—
Prepaid expenses	194,334	729	4,053	2,991

Total assets	3,380,590,033	11,463,503	97,202,145	41,597,538

LIABILITIES
Bank overdraft	—	—	—	87,813
Accounts payable for shares of the portfolio redeemed	1,082,342	—	29,820	—
Accrued investment advisory fees	2,230,601	6,034	51,291	41,715
Accrued distribution and service fees	421,615	—	10,678	2,881

Total liabilities	3,734,558	6,034	91,789	132,409

NET ASSETS	$3,376,855,475	$11,457,469	$97,110,356	$41,465,129

Continued on following page.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2024 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
COMPONENTS OF NET ASSETS
Capital stock	$58,615	$174	$1,495	$446
Paid-in capital	2,074,460,299	11,282,713	100,541,002	9,281,742

	2,074,518,914	11,282,887	100,542,497	9,282,188
Total distributable earnings (deficit)	1,302,336,561	174,582	(3,432,141)	32,182,941

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$3,376,855,475	$11,457,469	$97,110,356	$41,465,129

COMPUTATION OF NET ASSETS

CLASS I SHARES
Net assets applicable to outstanding shares	$3,293,628,089	$11,457,469	$95,513,952	$40,453,002
Shares outstanding	57,136,538	173,877	1,469,447	435,019
Net asset value and redemption proceeds per share	$57.64	$65.89	$65.00	$92.99

CLASS A SHARES
Net assets applicable to outstanding shares	$38,410,677	$—	$76,070	$507,941
Shares outstanding	670,236	—	1,175	5,495
Net asset value per share	$57.31	$—	$64.76	$92.44
Offering price per share (NAV per share plus maximum sales charge) (1)	$60.33	$—	$67.46	$97.31

CLASS C SHARES
Net assets applicable to outstanding shares	$44,816,709	$—	$1,520,334	$504,186
Shares outstanding	808,368	—	23,969	5,867
Net asset value per share	$55.44	$—	$63.43	$85.93
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge) (2)	$54.89	$—	$62.80	$85.07

(1)	Maximum sales charge for Class A shares of 5.00% in Permanent Portfolio and Aggressive Growth Portfolio, and 4.00% in Versatile Bond Portfolio.
(2)	Maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares. The CDSC is eliminated one year after purchase.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2024 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
INVESTMENT INCOME (Note 1)
Interest	$17,587,084	$197,641	$1,597,779	$471
Dividends	12,787,985	—	566,340	245,183

	30,375,069	197,641	2,164,119	245,654
EXPENSES (Notes 3 & 4)
Investment advisory fee	12,417,552	67,585	573,018	226,957
Trustees’ fees and expenses	354,353	1,274	12,746	3,876
Legal expense	47,009	183	1,529	510
Distribution and service fees—Class A	55,370	—	93	344
Distribution and service fees—Class C	203,443	—	7,021	1,763

Total expenses	13,077,727	69,042	594,407	233,450
Less waiver of investment advisory fee	—	(32,014)	(271,430)	—

Net expenses	13,077,727	37,028	322,977	233,450

Net investment income before foreign income taxes deducted at source	17,297,342	160,613	1,841,142	12,204
Less foreign income taxes deducted at source, net of refundable taxes	(109,734)	—	—	(4,034)

NET INVESTMENT INCOME	17,187,608	160,613	1,841,142	8,170

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY (Notes 1, 5 & 6)

Net realized gain (loss) on:
Investments in securities	53,333,035	(8,148)	(265,118)	241,674
Foreign currency transactions	700,190	—	—	(20)

	54,033,225	(8,148)	(265,118)	241,654
Change in unrealized appreciation (depreciation) of:
Investments	319,877,613	95,106	1,032,722	7,203,468
Translation of assets and liabilities in foreign currencies	(251,419)	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	373,659,419	86,958	767,604	7,445,122

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$390,847,027	$247,571	$2,608,746	$7,453,292

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
OPERATIONS
Net investment income	$17,187,608	$24,122,119
Net realized gain (loss) on investments in securities	53,333,035	(5,047,146)
Net realized gain on investments other than securities	—	5,756,650
Net realized gain (loss) on foreign currency transactions	700,190	(189,093)
Change in unrealized appreciation of investments	319,877,613	155,251,699
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(251,419)	326,758

Net increase in net assets resulting from operations	390,847,027	180,220,987

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Class I	—	(39,747,346)
Class A	—	(603,279)
Class C	—	(287,324)

Total distributions to shareholders	—	(40,637,949)

CAPITAL STOCK TRANSACTIONS
Shares sold
Class I	292,326,664	411,894,631
Class A	8,833,372	24,462,028
Class C	5,587,900	4,955,585
Distributions reinvested
Class I	—	30,941,706
Class A	—	499,771
Class C	—	228,450
Shares redeemed
Class I	(233,133,815)	(599,096,886)
Class A	(20,250,880)	(17,125,088)
Class C	(2,984,395)	(5,974,294)

Net increase (decrease) from capital stock transactions	50,378,846	(149,214,097)

NET INCREASE (DECREASE) IN NET ASSETS	441,225,873	(9,631,059)

NET ASSETS AT BEGINNING OF PERIOD	2,935,629,602	2,945,260,661

NET ASSETS AT END OF PERIOD	$3,376,855,475	$2,935,629,602

SHARE TRANSACTIONS
Shares sold
Class I	5,301,764	8,465,425
Class A	160,833	513,743
Class C	104,224	105,520
Distributions reinvested
Class I	—	627,875
Class A	—	10,185
Class C	—	4,789
Shares redeemed
Class I	(4,292,431)	(12,373,674)
Class A	(365,560)	(348,699)
Class C	(56,607)	(127,850)

INCREASE (DECREASE) IN SHARES OUTSTANDING	852,223	(3,122,686)

Continued on following page.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024

$160,613	$225,814	$1,841,142	$3,137,577	$8,170	$150,238
(8,148)	(41,792)	(265,118)	(164,665)	241,674	3,401,955
—	—	—	—	—	—
—	—	—	—	(20)	340
95,106	211,277	1,032,722	1,485,212	7,203,468	3,654,421
—	—	—	—	—	—

247,571	395,299	2,608,746	4,458,124	7,453,292	7,206,954

—	(201,014)	—	(2,738,215)	—	(1,015,957)
—	—	—	(2,897)	—	(2,888)
—	—	—	(26,714)	—	(5,780)

—	(201,014)	—	(2,767,826)	—	(1,024,625)

677,742	2,228,668	13,221,507	40,527,502	2,998,070	7,107,105
—	—	—	5,856	283,145	73,080
—	—	387,354	916,168	236,538	54,670

—	186,925	—	2,605,975	—	962,240
—	—	—	2,539	—	2,887
—	—	—	26,714	—	5,780

(1,205,895)	(2,938,703)	(15,184,139)	(37,998,163)	(3,018,894)	(10,797,645)
—	—	—	(71,476)	(2,754)	(5,798)
—	—	(19,802)	(547,880)	(6,000)	(1,811)

(528,153)	(523,110)	(1,595,080)	5,467,235	490,105	(2,599,492)

(280,582)	(328,825)	1,013,666	7,157,533	7,943,397	3,582,837

11,738,051	12,066,876	96,096,690	88,939,157	33,521,732	29,938,895

$11,457,469	$11,738,051	$97,110,356	$96,096,690	$41,465,129	$33,521,732

10,430	34,678	207,817	652,547	33,731	104,644
—	—	—	94	3,012	983
—	—	6,244	15,042	2,895	855

—	2,923	—	42,127	—	13,984
—	—	—	41	—	42
—	—	—	440	—	90

(18,599)	(46,028)	(238,296)	(611,403)	(34,849)	(154,742)
—	—	—	(1,146)	(28)	(83)
—	—	(318)	(9,005)	(71)	(28)

(8,169)	(8,427)	(24,553)	88,737	4,690	(34,255)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class A Shares (PRPDX) (1)	Six Months Ended July 31, 2024		Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$50.61		$48.19	$47.92	$45.98	$40.86	$37.99

Income from investment operations
Net investment income (loss) (2)	.23		.30	.19	(.01)	.16	.27
Net realized and unrealized gain on investments and foreign currencies (3)	6.47		2.73	.68	2.87	7.37	3.66

Total income from investment operations	6.70		3.03	.87	2.86	7.53	3.93

Less distributions from
Net investment income	—		(.23)	(.01)	(.08)	(.36)	(.30)
Net realized gain on investments	—		(.38)	(.59)	(.84)	(2.05)	(.76)

Total distributions	—		(.61)	(.60)	(.92)	(2.41)	(1.06)

Net asset value, end of period	$57.31		$50.61	$48.19	$47.92	$45.98	$40.86

Total return (4)	13.24%	†	6.33%	1.87%	6.18%	18.56%	10.45%

Ratios / supplemental data
Net assets, end of period (in thousands)	$38,411		$44,285	$33,723	$48,095	$25,918	$9,752

Portfolio turnover rate	12.87%	†	15.26%	27.58%	29.47%	41.03%	15.26%
Ratio of expenses to average net assets	1.06%	*	1.07%	1.07%	1.06%	1.08%	1.10%
Ratio of net investment income (loss) to average net assets	.84%	*	.62%	.41%	(.02)%	.36%	.68%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class C Shares (PRPHX) (1)	Six Months Ended July 31, 2024		Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$49.15		$46.94	$47.04	$45.40	$40.45	$37.67

Income from investment operations
Net investment income (loss) (2)	.03		(.07)	(.15)	(.38)	(.14)	(.03)
Net realized and unrealized gain on investments and foreign currencies (3)	6.26		2.66	.64	2.86	7.24	3.63

Total income from investment operations	6.29		2.59	.49	2.48	7.10	3.60

Less distributions from
Net investment income	—		—	—	—	(.10)	(.06)
Net realized gain on investments	—		(.38)	(.59)	(.84)	(2.05)	(.76)

Total distributions	—		(.38)	(.59)	(.84)	(2.15)	(.82)

Net asset value, end of period	$55.44		$49.15	$46.94	$47.04	$45.40	$40.45

Total return (4)	12.80%	†	5.55%	1.09%	5.41%	17.67%	9.62%

Ratios / supplemental data
Net assets, end of period (in thousands)	$44,817		$37,389	$36,537	$30,038	$13,315	$6,314

Portfolio turnover rate	12.87%	†	15.26%	27.58%	29.47%	41.03%	15.26%
Ratio of expenses to average net assets	1.81%	*	1.82%	1.82%	1.81%	1.83%	1.85%
Ratio of net investment income (loss) to average net assets	.11%	*	(.14)%	(.33)%	(.78)%	(.34)%	(.07)%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class I Shares (PRPFX) (1)	Six Months Ended July 31, 2024		Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$50.85		$48.39	$48.13	$46.15	$40.96	$38.07

Income from investment operations
Net investment income (2)	.30		.42	.31	.12	.31	.39
Net realized and unrealized gain on investments and foreign currencies (3)	6.49		2.75	.68	2.88	7.36	3.65

Total income from investment operations	6.79		3.17	.99	3.00	7.67	4.04

Less distributions from
Net investment income	—		(.33)	(.14)	(.18)	(.43)	(.39)
Net realized gain on investments	—		(.38)	(.59)	(.84)	(2.05)	(.76)

Total distributions	—		(.71)	(.73)	(1.02)	(2.48)	(1.15)

Net asset value, end of period	$57.64		$50.85	$48.39	$48.13	$46.15	$40.96

Total return (4)	13.35%	†	6.61%	2.13%	6.44%	18.85%	10.73%

Ratios / supplemental data
Net assets, end of period (in thousands)	$3,293,628		$2,853,956	$2,875,001	$2,825,470	$2,367,139	$1,926,723

Portfolio turnover rate	12.87%	†	15.26%	27.58%	29.47%	41.03%	15.26%
Ratio of expenses to average net assets	.81%	*	.82%	.82%	.81%	.83%	.85%
Ratio of net investment income to average net assets	1.11%	*	.86%	.67%	.25%	.72%	.97%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Short-Term Treasury Portfolio

Class I Shares (PRTBX) (1)	Six Months Ended July 31, 2024		Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$64.48		$63.35	$64.22	$64.92	$65.07	$65.06

Income (loss) from investment operations
Net investment income (loss) (2)	.91		1.30	.46	(.37)	(.02)	1.06
Net realized and unrealized gain (loss) on investments (3)	.50		.98	(1.33)	(.33)	.01	.02

Total income (loss) from investment operations	1.41		2.28	(.87)	(.70)	(.01)	1.08

Less distributions from
Net investment income	—		(1.15)	—	—	(.14)	(1.07)

Total distributions	—		(1.15)	—	—	(.14)	(1.07)

Net asset value, end of period	$65.89		$64.48	$63.35	$64.22	$64.92	$65.07

Total return (4)	2.19%	†	3.62%	(1.35)%	(1.08)%	(.02)%	1.66%

Ratios / supplemental data
Net assets, end of period (in thousands)	$11,457		$11,738	$12,067	$12,503	$13,159	$12,630

Portfolio turnover rate	20.64%	†	21.97%	—%	—%	48.08%	55.42%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.65%	*	.65%	.65%	.65%	.66%	.66%
Before Advisory Fee waiver	1.21%	*	1.21%	1.21%	1.21%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets:
After Advisory Fee waiver	2.82%	*	2.02%	.72%	(.57)%	(.02)%	1.62%
Before Advisory Fee waiver	2.26%	*	1.46%	.16%	(1.13)%	(.58)%	1.05%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class A Shares (PRVDX) (1)	Six Months Ended July 31, 2024		Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$63.12		$62.02	$64.69	$64.38	$61.72	$58.27

Income (loss) from investment operations
Net investment income (2)	1.13		1.93	1.32	.87	2.21	1.85
Net realized and unrealized gain (loss) on investments (3)	.51		.97	(3.04)	(.11)	3.41	2.96

Total income (loss) from investment operations	1.64		2.90	(1.72)	.76	5.62	4.81

Less distributions from
Net investment income	—		(1.80)	(.95)	(.45)	(2.96)	(1.36)

Total distributions	—		(1.80)	(.95)	(.45)	(2.96)	(1.36)

Net asset value, end of period	$64.76		$63.12	$62.02	$64.69	$64.38	$61.72

Total return (4)	2.60%	†	4.74%	(2.63)%	1.17%	9.18%	8.29%

Ratios / supplemental data
Net assets, end of period (in thousands)	$76		$74	$135	$121	$55	$13

Portfolio turnover rate	17.12%	†	25.11%	25.68%	34.70%	29.89%	52.51%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.91%	*	.91%	.90%	.89%	.92%	.91%
Before Advisory Fee waiver	1.47%	*	1.47%	1.46%	1.45%	1.48%	1.47%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.58%	*	3.11%	2.13%	1.32%	3.49%	3.05%
Before Advisory Fee waiver	3.02%	*	2.55%	1.56%	.76%	2.93%	2.49%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class C Shares (PRVHX) (1)	Six Months Ended July 31, 2024		Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$62.05		$61.19	$63.94	$63.86	$61.55	$58.14

Income (loss) from investment operations
Net investment income (2)	.89		1.46	.87	.34	1.76	1.38
Net realized and unrealized gain (loss) on investments (3)	.49		.93	(3.03)	(.07)	3.34	2.96

Total income (loss) from investment operations	1.38		2.39	(2.16)	.27	5.10	4.34

Less distributions from
Net investment income	—		(1.53)	(.59)	(.19)	(2.79)	(.93)

Total distributions	—		(1.53)	(.59)	(.19)	(2.79)	(.93)

Net asset value, end of period	$63.43		$62.05	$61.19	$63.94	$63.86	$61.55

Total return (4)	2.22%	†	3.97%	(3.36)%	.43%	8.35%	7.49%

Ratios / supplemental data
Net assets, end of period (in thousands)	$1,520		$1,120	$708	$375	$33	$12

Portfolio turnover rate	17.12%	†	25.11%	25.68%	34.70%	29.89%	52.51%
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.66%	*	1.66%	1.65%	1.64%	1.67%	1.66%
Before Advisory Fee waiver	2.22%	*	2.22%	2.21%	2.20%	2.23%	2.22%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	2.87%	*	2.39%	1.43%	.52%	2.84%	2.30%
Before Advisory Fee waiver	2.31%	*	1.83%	.87%	(.04)%	2.28%	1.74%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class I Shares (PRVBX) (1)	Six Months Ended July 31, 2024		Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$63.27		$62.19	$64.87	$64.50	$61.75	$58.30

Income (loss) from investment operations
Net investment income (2)	1.21		2.10	1.46	1.00	2.37	2.01
Net realized and unrealized gain (loss) on investments (3)	.52		.96	(3.03)	(.07)	3.41	2.97

Total income (loss) from investment operations	1.73		3.06	(1.57)	.93	5.78	4.98

Less distributions from
Net investment income	—		(1.98)	(1.11)	(.56)	(3.03)	(1.53)

Total distributions	—		(1.98)	(1.11)	(.56)	(3.03)	(1.53)

Net asset value, end of period	$65.00		$63.27	$62.19	$64.87	$64.50	$61.75

Total return (4)	2.73%	†	5.00%	(2.39)%	1.43%	9.43%	8.58%

Ratios / supplemental data
Net assets, end of period (in thousands)	$95,514		$94,903	$88,096	$119,167	$6,671	$21,335

Portfolio turnover rate	17.12%	†	25.11%	25.68%	34.70%	29.89%	52.51%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.66%	*	.66%	.65%	.64%	.67%	.66%
Before Advisory Fee waiver	1.22%	*	1.22%	1.21%	1.20%	1.23%	1.22%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.83%	*	3.37%	2.34%	1.53%	3.85%	3.30%
Before Advisory Fee waiver	3.27%	*	2.81%	1.78%	.97%	3.29%	2.74%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class A Shares (PAGDX) (1)	Six Months Ended July 31, 2024		Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$75.58		$62.70	$73.81	$70.99	$57.99	$56.53

Income (loss) from investment operations
Net investment income (loss) (2)	(.07)		.15	.07	(.32)	.01	.15
Net realized and unrealized gain (loss) on investments (3)	16.93		14.67	(6.98)	8.66	23.39	6.25

Total income (loss) from investment operations	16.86		14.82	(6.91)	8.34	23.40	6.40

Less distributions from
Net realized gain on investments	—		(1.94)	(4.20)	(5.52)	(10.40)	(4.94)

Total distributions	—		(1.94)	(4.20)	(5.52)	(10.40)	(4.94)

Net asset value, end of period	$92.44		$75.58	$62.70	$73.81	$70.99	$57.99

Total return (4)	22.31%	†	23.96%	(8.78)%	11.01%	41.05%	11.63%

Ratios / supplemental data
Net assets, end of period (in thousands)	$508		$190	$98	$131	$96	$68

Portfolio turnover rate	—%	†	11.72%	.13%	4.30%	7.89%	2.52%
Ratio of expenses to average net assets	1.46%	*	1.46%	1.46%	1.46%	1.46%	1.48%
Ratio of net investment income (loss) to average net assets	(.15)%	*	.22%	.11%	(.39)%	.02%	.26%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class C Shares (PAGHX) (1)	Six Months Ended July 31, 2024		Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$70.51		$59.05	$70.33	$68.35	$56.54	$55.64

Income (loss) from investment operations
Net investment loss (2)	(.39)		(.32)	(.38)	(.91)	(.45)	(.31)
Net realized and unrealized gain (loss) on investments (3)	15.81		13.72	(6.70)	8.41	22.66	6.15

Total income (loss) from investment operations	15.42		13.40	(7.08)	7.50	22.21	5.84

Less distributions from
Net realized gain on investments	—		(1.94)	(4.20)	(5.52)	(10.40)	(4.94)

Total distributions	—		(1.94)	(4.20)	(5.52)	(10.40)	(4.94)

Net asset value, end of period	$85.93		$70.51	$59.05	$70.33	$68.35	$56.54

Total return (4)	21.87%	†	23.03%	(9.46)%	10.20%	39.98%	10.80%

Ratios / supplemental data
Net assets, end of period (in thousands)	$504		$215	$126	$139	$69	$49

Portfolio turnover rate	—%	†	11.72%	.13%	4.30%	7.89%	2.52%
Ratio of expenses to average net assets	2.21%	*	2.21%	2.21%	2.21%	2.21%	2.23%
Ratio of net investment loss to average net assets	(.95)%	*	(.50)%	(.64)%	(1.14)%	(.74)%	(.53)%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment loss is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class I Shares (PAGRX) (1)	Six Months Ended July 31, 2024		Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$75.93		$62.92	$74.06	$71.07	$57.99	$56.68

Income (loss) from investment operations
Net investment income (loss) (2)	.02		.33	.23	(.12)	.17	.28
Net realized and unrealized gain (loss) on investments (3)	17.04		14.73	(7.01)	8.67	23.42	6.28

Total income (loss) from investment operations	17.06		15.06	(6.78)	8.55	23.59	6.56

Less distributions from
Net investment income	—		(.11)	(.16)	(.04)	(.11)	(.31)
Net realized gain on investments	—		(1.94)	(4.20)	(5.52)	(10.40)	(4.94)

Total distributions	—		(2.05)	(4.36)	(5.56)	(10.51)	(5.25)

Net asset value, end of period	$92.99		$75.93	$62.92	$74.06	$71.07	$57.99

Total return (4)	22.47%	†	24.28%	(8.55)%	11.29%	41.39%	11.91%

Ratios / supplemental data
Net assets, end of period (in thousands)	$40,453		$33,117	$29,715	$35,957	$31,039	$24,796

Portfolio turnover rate	—%	†	11.72%	.13%	4.30%	7.89%	2.52%
Ratio of expenses to average net assets	1.21%	*	1.21%	1.21%	1.21%	1.21%	1.23%
Ratio of net investment income (loss) to average net assets	.05%	*	.49%	.36%	(.14)%	.27%	.47%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2024 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds (“Fund”) was organized on September 21, 2015 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is the successor to Permanent Portfolio Family of Funds, Inc., a Maryland corporation organized on December 14, 1981, pursuant to a plan of reorganization implemented on May 27, 2016. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively. Effective May 31, 2016, existing shares of each Portfolio were renamed Class I shares, and Permanent Portfolio®, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced offering Class A and Class C shares for purchase through brokers and dealers.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each share class based on its relative net assets.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short-and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2024 (Unaudited)

into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors,

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2024 (Unaudited)

which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$749,878,791	$—	$—	$749,878,791
Silver assets	174,342,194	—	—	174,342,194
Swiss franc assets	569,824	262,340,929	—	262,910,753
Real estate and natural resource stocks	600,809,800	—	—	600,809,800
Aggressive growth stocks †	633,306,450	—	—	633,306,450
Dollar assets:
Corporate bonds †	—	868,646,603	—	868,646,603
United States Treasury securities	—	61,775,836	—	61,775,836

Total Portfolio	$2,158,907,059	$1,192,763,368	$—	$3,351,670,427

	64.41%	35.59%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$11,345,278	$—	$11,345,278

Total Portfolio	$—	$11,345,278	$—	$11,345,278

	—%	100.00%	—%	100.00%

VERSATILE BOND PORTFOLIO
Corporate bonds †	$7,148,599	$78,775,071	$—	$85,923,670
Preferred stocks †	9,315,210	417,500	—	9,732,710
United States Treasury securities	—	498,982		498,982

Total Portfolio	$16,463,809	$79,691,553	$—	$96,155,362

	17.12%	82.88%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$40,387,830	$—	$—	$40,387,830
United States Treasury securities	—	995,924	—	995,924

Total Portfolio	$40,387,830	$995,924	$—	$41,383,754

	97.59%	2.41%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2024 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the six months ended July 31, 2024. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the six months then ended.

As of July 31, 2024 and during the six months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of Foreign Currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Distributions received from real estate investment trusts (REITs) may be classified as dividends, capital gains or returns of capital. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

During the six months ended July 31, 2024, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Interest
Corporate bonds	$16,099,892	$—	$1,565,553	$—
Swiss franc assets	171,570	—	—	—
United States Treasury securities	1,275,168	197,195	29,173	146
Other investments	40,454	446	3,053	325
Dividends	12,787,985	—	566,340	245,183

	$30,375,069	$197,641	$2,164,119	$245,654

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2024 (Unaudited)

Federal Taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2024, pursuant to the requirements of the Code.

As of January 31, 2024, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any, while the Fund’s Short-Term Treasury Portfolio had $17,228 of short-term capital loss carryforwards and $32,098 of long-term capital loss carryforwards, and the Fund’s Versatile Bond Portfolio had $761,335 of short-term capital loss carryforwards and $1,576,623 of long-term capital loss carryforwards available, respectively, to offset future realized gains, if any. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Short-Term Treasury Portfolio and Aggressive Growth Portfolio had no Post-October losses or Late-Year Ordinary losses, while its Permanent Portfolio and Versatile Bond Portfolio had $13,435,745 and $735, respectively, of Post-October losses.

During the six months ended July 31, 2024, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred no federal excise tax.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2021 through 2023 or expected to be taken on the Fund’s Portfolios’ 2024 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2024 (Unaudited)

Indemnifications

The Fund indemnifies its officers and trustees for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 6, 2023, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 5, 2023. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I Shares	$.33194	$1.15095	$1.98222	$.10887
Class A shares	.22895	—	1.80220	—
Class C shares	—	—	1.53393	—

Short-Term Capital Gain Distributions
Class I Shares	.08198	—	—	—
Class A shares	.08198	—	—	—
Class C shares	.08198	—	—	—

Long-Term Capital Gain Distributions
Class I Shares	.29953	—	—	1.94328
Class A shares	.29953	—	—	1.94328
Class C shares	.29953	—	—	1.94328

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$23,951,324	$201,014	$2,767,826	$53,898
Long-term capital gain †	16,686,625	—	—	970,727

	$40,637,949	$201,014	$2,767,826	$1,024,625

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2024 (Unaudited)

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2024: (i) the Fund’s Permanent Portfolio reclassified $1,717,454 from total distributable earnings to undistributed capital gains and $2,099,810 from total distributable earnings to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $12,172 from total distributable earnings to paid-in capital; (iii) the Fund’s Versatile Bond Portfolio reclassified $398,357 from total distributable earnings to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $340 from undistributed capital gains to paid-in capital and $23,502 from total distributable earnings to paid-in capital, to reflect such book and tax basis differences.

As of January 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$2,597,485	$98,045	$315,216	$97,010
Undistributed capital gains (losses)	—	(49,326)	(2,337,958)	2,448,862
Post-October and Late-Year Ordinary losses	(13,435,745)	—	(735)	—
Unrealized appreciation (depreciation) on investments and foreign currencies	922,327,794	(121,708)	(4,017,410)	22,183,777

	$911,489,534	$(72,989)	$(6,040,887)	$24,729,649

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003. In accordance with the terms of the Investment Advisory Contract, dated January 21, 2016 (“Contract”), Pacific Heights, subject to the oversight of the Fund’s Board of Trustees: (i) furnishes each Portfolio with a continuous investment program, including investment research, advice and management, with respect to all securities, other investments and cash or cash equivalents in each Portfolio; (ii) furnishes the Fund all necessary administrative, accounting, clerical, statistical, correspondence and other services; (iii) furnishes or pays for all supplies, printed material and office space as the Fund may require; and (iv) pays or reimburses such Fund and Portfolio expenses as specified in the Contract. For its services under the Contract, Pacific Heights receives, before any waivers, investment advisory fees which are calculated daily and paid monthly, at the annual rates as a percentage of average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee payable to

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2024 (Unaudited)

Pacific Heights; (ii) all fees, costs, expenses and allowances payable to any person, firm or corporation in relation to the Portfolio’s investments, including interest on borrowings; (iii) all taxes of any kind payable by the Portfolio; (iv) all brokerage commissions and other charges in the purchase and sale of the Portfolio’s assets; (v) all fees and expenses of trustees of the Fund, including fees and disbursements to counsel to those trustees who are not interested persons of the Fund or Pacific Heights; (vi) payments pursuant to any plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) all extraordinary fees, costs and expenses of the Fund or any Portfolio, as defined in the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Portfolios’ ordinary operating expenses out of its Advisory Fee.

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 12, 2023 (“Waiver Agreement”), effective through June 1, 2025, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets; and (ii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio also does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. Pacific Heights is not eligible for reimbursement of any amounts waived under the Waiver Agreement. The Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Trustees.

Pacific Heights is a California limited liability company. Pacific Heights’ manager and the sole trustee of its sole member is Michael J. Cuggino (who is also its President and Chief Executive Officer). Mr. Cuggino is also the President, Secretary and Chairman of the Board of Trustees of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole member of Pacific Heights, Mr. Cuggino was paid $82,500 by the Fund during the six months ended July 31, 2024 for his service as a trustee of the Fund.

4.	DISTRIBUTION AND SERVICE FEES

The Fund’s Board of Trustees has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”) with respect to Class A and Class C shares of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Rule 12b-1 Plans, Class A shares pay service fees at an annual rate of .25% of the average daily net assets of the Portfolio attributable to Class A shares and Class C shares pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Portfolio attributable to Class C shares. Quasar Distributors, LLC (“Distributor”) serves as principal underwriter for shares of the Portfolios, and acts as each Portfolio’s distributor in a continuous public offering of each Portfolio’s shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plans to other persons, including Pacific Heights, for any distribution or service activity. These distribution and servicing fees are reported in the Fund’s Statements of Operations. The Portfolios do not incur any direct distribution expenses related to Class I shares. However, Pacific Heights may make payments for the sale and distribution of all share classes, including Class I shares, from its own resources.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2024 (Unaudited)

5.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2024:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Purchases	$312,055,305	$2,636,234	$17,847,648	$—
Sales	288,378,804	2,141,563	16,076,091	586,293

6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of July 31, 2024 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$773,552,434	$23,772	$330,183	$30,446,223
Investments other than securities	503,608,377	—	—	—

	1,277,160,811	23,772	330,183	30,446,223
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(35,613,426)	(50,374)	(3,314,871)	(1,058,978)
Investments other than securities	—	—	—	—

	(35,613,426)	(50,374)	(3,314,871)	(1,058,978)

Net unrealized appreciation (depeciation) of investments	$1,241,547,385	$(26,602)	$(2,984,688)	$29,387,245

7.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements. The Fund continues to evaluate the effect on its investments and operations of various evolving matters regarding the economy, financial system and markets arising from monetary and fiscal policies designed to mitigate inflationary or deflationary pressures, geopolitical risks, including the Russian-Ukraine and Israeli-Hamas conflicts, and ongoing disruption of the flow of goods and services, including food, energy and other commodities, potential sanctions, counter-sanctions, and other government mandated restrictions, that may be applied to the Fund’s Portfolios and activities. The Fund’s financial statements do not contain any adjustments relating to these uncertainties, and their ultimate impact on the Fund, its investments and operations are not readily determinable at this time.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semi-Annual

Financial Statements and Other Information

Six Months Ended July 31, 2024

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

DISTRIBUTOR

Quasar Distributors, LLC

Three Canal Plaza

Portland, Maine 04101

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	09/24

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2024 Permanent Portfolio Family of Funds. All rights reserved.

Item 8. Changes In and Disagreements With Accountants For Open-End Management Investment Companies.

Not applicable to the Registrant for the six months ended July 31, 2024.

Item 9. Proxy Disclosures For Open-End Management Investment Companies.

Not applicable to the Registrant for the six months ended July 31, 2024.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7.

Item 11. Statement Regarding Basis For Approval of Investment Advisory Contract.

Not applicable to the Registrant for the six months ended July 31, 2024.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the six months ended July 31, 2024.

Item 16. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: October 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: October 3, 2024

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: October 3, 2024